SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Summary information by segment
2020
	TPT Speed Connect	Blue Collar	Corporate and other	Total
Revenue	$5,264,486	$526,092	$42,166	$5,832,744
Cost of revenue	$3,228,092	$288,838	$220,747	$3,737,677
Net income (loss)	$742,373	$(245,955)	$(2,992,406)	$(2,495,988)
Depreciation and amortization	$239,988	$64,946	$577,903	$882,837
Derivative expense	$—	$—	$400,019	$400,019
Interest expense	$80,453	$19,644	$734,004	$834,101

2019
	TPT Speed Connect	Blue Collar	Corporate and other	Total
Revenue	$1,946,820	$464,047	$179,064	$2,589,931
Cost of revenue	$1,227,989	$304,154	$218,173	$1,750,316
Net loss	$186,725	$(245,349)	$(11,466,533)	$(11,525,157)
Depreciation and amortization	$63,551	$10,281	$686,006	$759,838
Derivative expense	$—	$—	$8,105,901	$8,105,901
Interest expense	$—	$57,223	$1,220,215	$1,277,438

2019
	TPT SpeedConnect	Blue Collar	Corporate and other	Total
Revenue	$8,002,875	$1,941,955	$267,547	$10,212,377
Cost of revenue	$4,879,444	$751,349	$281,208	$5,912,001
Net income (loss)	$1,124,210	$428,758	$(15,581,133)	$(14,028,165)
Total assets	$8,003,380	$476,268	$6,974,105	$15,453,753
Depreciation and amortization	$282,449	$20,563	$1,156,679	$1,459,691
Derivative expense	$—	$—	$7,476,908	$7,476,908
Interest expense	$—	$119,359	$3,461,661	$3,581,020

2018
	TPT SpeedConnect		Blue Collar	Corporate and other	Total
Revenue		$—	$89,474	$847,595	$937,069
Cost of revenue		$—	215,976	$1,533,058	$1,749,034
Net loss	$		(464,494)	$(4,912,995)	$(5,377,489)
Total assets		$—	101,164	$10,720,553	$10,821,717
Depreciation and amortization		$—	6,854	$967,319	$974,173
Interest expense		$—	$36,792	$195,880	$232,672